Submission	Jul. 16, 2026
Submission [Line Items]
Central Index Key	0001666291
Registrant Name	Claros Mortgage Trust, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES